Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties

The Plan invests in various types of investment securities.  Investment securities are exposed to various risks, such as interest rate, market, and credit risks.  Due to the level of risk associated with investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits. Risks associated with the Oxy Stock Fund include those disclosed by Occidental in its annual report on Form 10-K filed with the U.S. Securities and Exchange Commission and its other public filings and disclosures.

Additionally, some mutual funds invest in the securities of foreign companies, which involve special risks and considerations not typically associated with investing in U.S. companies.  These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and possible adverse political and economic developments.  Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than similar types of securities of comparable U.S. companies.

Certain derivative financial instruments are used by the Plan’s equity and fixed-income investment managers to remain fully invested in the asset class and to hedge currency risk.

As of December 31, 2025 and 2024, approximately 13% and 17%, respectively, of total Plan investments were invested in shares of Occidental common stock.

The Company's financial results are significantly influenced by oil prices and, to a lesser extent, NGL and natural gas prices, and commodity market differentials. The average WTI price per barrel for the three months ended March 31, 2026 was $71.93, compared to $59.14 for the three months ended December 31, 2025. Changes in oil prices could result in adjustments to capital investment levels and allocation, which may in turn impact production volumes. Oil prices are expected to remain volatile due to a number of factors, including heightened geopolitical risk, the evolving macro-economic environment and its effects on global energy demand, future actions by OPEC and non-OPEC oil producing nations, and ongoing shifts in U.S. trade policy. The ongoing conflict with Iran has significantly disrupted global crude oil and natural gas markets. The duration and trajectory of the conflict remains uncertain, contributing to ongoing commodity price volatility. Recent U.S. trade policy actions, including the introduction of tariff replacement measures, could also have implications for Occidental's business operations and financial performance. While the Company has not experienced a material impact to date, tariffs or tariff replacement measures imposed on the Company's suppliers could increase costs over time, and broader macroeconomic effects of policy changes and uncertainty could affect demand for the Company's products and its realized prices.